Commitments	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Commitments
17.	Commitments:

We have aircraft operating leases with 17 lessors in respect of 165 aircraft included in our fleet at January 31, 2013 (April 30, 2012 – 18 lessors in respect of 164 aircraft). As at January 31, 2013, these leases had expiry dates ranging from fiscal 2013 to 2023. We have the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but have no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at our expense. We either perform this work internally through our own repair and overhaul facilities or have the work performed by an external repair and overhaul service provider.

At January 31, 2013, we have commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under operating leases are payable in the following amounts over the following years ended January 31:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2014	$218,307	$11,325	$229,632
2015	198,112	9,332	207,444
2016	188,023	7,784	195,807
2017	160,182	6,463	166,645
2018	142,327	4,946	147,273
and thereafter	339,063	59,080	398,143

	$1,246,014	$98,930	$1,344,944

As at January 31, 2013, we have committed to purchase $100 million of helicopter parts over a three year period and 27 new aircraft. The total required additional expenditures related to the aircraft purchase commitments is approximately $630 million. These aircraft are expected to be delivered in fiscal 2013 to 2017 and will be deployed in our Helicopter Services segment. We intend to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the helicopter lease agreements impose operating and financial limitations on us. Such agreements limit the extent to which we may, among other things, incur indebtedness and fixed charges relative to our level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to our financial position. The aircraft would then be sold and the surplus, if any, returned to us. Alternatively we could exercise our option to purchase the aircraft. As at January 31, 2013 we were in compliance with all financial covenants.

During the nine months ended January 31, 2013, a lessor that had been engaged in discussions with us approved a long-term financial covenant reset.

25.	Commitments:

The Company entered into aircraft operating leases with 18 lessors in respect of 164 aircraft included in the Company’s fleet at April 30, 2012 (2011 – 18 lessors in respect of 166 aircraft). As at April 30, 2012, these leases had expiry dates ranging from fiscal 2013 to 2022. The Company has the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but has no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at the Company’s expense. The Company either performs this work internally through its own repair and overhaul facilities or has the work performed by an external repair and overhaul service provider.

At April 30, 2012, the Company had commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352

During the year ended April 30, 2012, the Company incurred aircraft operating lease and related costs of $176.7 million (2011 – $164.8 million; 2010 – $145.1 million) and other operating lease costs of $9.3 million (2011 – $9.0 million, 2010 – $8.1 million).

As at April 30, 2012, the Company has committed to purchase 23 aircraft (2011 – 17 aircraft). The total required additional expenditures related to these purchase commitments is approximately $558.0 million. These aircraft are expected to be delivered in fiscal 2013 ($118.6 million), 2014 ($160.0 million), 2015 to 2017 ($279.4 million) and will be deployed in the Company’s Helicopter Services segment. The Company intends to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the Company’s helicopter lease agreements impose operating and financial limitations on the Company. Such agreements limit the extent to which the Company may, among other things, incur indebtedness and fixed charges relative to its level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to the Company’s financial position. The aircraft would then be sold and the surplus, if any, returned to the Company. Alternatively the Company could exercise its option to purchase the aircraft. As at April 30, 2012 the Company was in compliance with all financial covenants.

Subsequent to April 30, 2012, a lessor that had been engaged in discussions with the Company approved a financial covenant reset to October 31, 2013. As part of previous negotiations in 2011 with this lessor, the Company also made a commitment to further reduce its total operating lease portfolio by $64.4 million.